CONTRACT BALANCES - Remaining performance obligations (Details) - Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01 ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Remaining performance obligations
Remaining performance obligations	¥ 2,261,990
Period over which remaining performance obligations are expected to be recognized as revenue	4 years